DEBT - Maria and Freeze Facility Narrative (Details) - USD ($)	Jun. 16, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt		$ 1,344,788,000	$ 1,052,532,000
Maria and Freeze Facility
Debt Instrument [Line Items]
Total debt		$ 174,000,000	$ 0
Maria and Freeze Facility | Line of Credit
Debt Instrument [Line Items]
Face amount of debt instrument	$ 180,000,000
Maria and Freeze Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Margin on LIBOR	1.95%
Maria and Freeze Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 30,000,000.0
Maria and Freeze Facility | Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument	$ 150,000,000
Debt instrument term (in years)	3 years
Final balloon payment	$ 114,000,000